Unit-based Compensation - Schedule of Share-Based Payment Arrangement Option Activity (Detail) - SOLV Energy Holdings LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Time Vested Units [Member]
Schedule of Share-Based Payment Arrangement Option Activity [Line Items]
Number of Units, Beginning Balance	147,232	124,430	133,536
Number of Units, Granted	70,715	32,750	4,125
Number of Units, Forfeited	(1,525)	(8,864)	(13,231)
Number of Units, Ending Balance	216,187	147,232	124,430
Number of Units, Exercised	(235)	(1,084)
Weighted Average Exercise Price, Beginning Balance	$ 123.72	$ 101.51	$ 100.21
Weighted Average Exercise Price, Granted	357.05	201.93	143.4
Weighted Average Exercise Price, Forfeited	108.95	102.33	101.44
Weighted Average Exercise Price, Ending Balance	200.16	123.72	$ 101.51
Weighted Average Exercise Price, Exercised	$ 114.49	$ 100
Weighted Average Remaining Contractual Term (years), Outstanding	7 years 7 months 6 days	7 years 8 months 12 days	8 years 1 month 6 days
Weighted Average Remaining Contractual Term (years), Exercisable	6 years 6 months	7 years 1 month 6 days	8 years 1 month 6 days
Aggregate Fair Value, Beginning Balance	$ 5,853,000	$ 4,920,000	$ 5,287,000
Aggregate Fair Value, Granted	1,191,000	1,329,000	160,000
Aggregate Fair Value, Forfeited	(55,000)	(354,000)	(527,000)
Aggregate Fair Value, Ending Balance	$ 6,981,000	$ 5,853,000	$ 4,920,000
Number of Units, Exercisable	97,000	67,566	50,016
Weighted Average Exercise Price, Exercisable	$ 117.51	$ 100.7	$ 100.24
Aggregate Fair Value, Exercised	$ (8)	$ (42)
Aggregate Fair Value, Exercisable	$ 4,725	$ 2,673	$ 1,982
Performance Vested Units [Member]
Schedule of Share-Based Payment Arrangement Option Activity [Line Items]
Number of Units, Beginning Balance	126,320	118,377	130,536
Number of Units, Granted	0	15,250	4,125
Number of Units, Forfeited	(2,367)	(7,307)	(16,284)
Number of Units, Ending Balance	123,953	126,320	118,377
Weighted Average Exercise Price, Beginning Balance	$ 105.98	$ 101.31	$ 100
Weighted Average Exercise Price, Granted	0	142.31	143.4
Weighted Average Exercise Price, Forfeited	107.21	102.18	101.47
Weighted Average Exercise Price, Ending Balance	$ 105.96	$ 105.98	$ 101.31
Weighted Average Remaining Contractual Term (years), Outstanding	6 years 6 months	7 years 4 months 24 days	8 years 1 month 6 days
Aggregate Fair Value, Beginning Balance	$ 4,751,000	$ 4,694,000	$ 5,168,000
Aggregate Fair Value, Granted	0	352,000	179,000
Aggregate Fair Value, Forfeited	(85,000)	(295,000)	(653,000)
Aggregate Fair Value, Ending Balance	$ 4,666,000	$ 4,751,000	$ 4,694,000
Number of Units, Exercisable	0	0	0
Aggregate Fair Value, Exercisable	$ 0	$ 0	$ 0
MOIC Vested Units [Member]
Schedule of Share-Based Payment Arrangement Option Activity [Line Items]
Number of Units, Beginning Balance	84,547	78,918	87,024
Number of Units, Granted	0	10,500	2,750
Number of Units, Forfeited	(1,578)	(4,871)	(10,856)
Number of Units, Ending Balance	82,969	84,547	78,918
Weighted Average Exercise Price, Beginning Balance	$ 106.11	$ 100.82	$ 100
Weighted Average Exercise Price, Granted		142.31	143.4
Weighted Average Exercise Price, Forfeited	107.2	102.18	101.47
Weighted Average Exercise Price, Ending Balance	$ 106.09	$ 106.11	$ 100.82
Weighted Average Remaining Contractual Term (years), Outstanding	6 years 6 months	7 years 4 months 24 days	8 years 1 month 6 days
Number of Units, Exercisable	0	0	0
Additional C Units [Member]
Schedule of Share-Based Payment Arrangement Option Activity [Line Items]
Number of Units, Beginning Balance	122,993	0
Number of Units, Granted		122,993
Number of Units, Forfeited	(27,976)
Number of Units, Ending Balance	79,007	122,993	0
Number of Units, Exercised	(16,010)
Weighted Average Exercise Price, Beginning Balance	$ 261.48
Weighted Average Exercise Price, Granted		$ 261.48
Weighted Average Exercise Price, Forfeited	261.48
Weighted Average Exercise Price, Ending Balance	261.48	$ 261.48
Weighted Average Exercise Price, Exercised	$ 261.48
Weighted Average Remaining Contractual Term (years), Outstanding	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term (years), Exercisable	8 years 9 months 18 days	9 years 9 months 18 days
Aggregate Fair Value, Beginning Balance	$ 5,264,000	$ 0
Aggregate Fair Value, Granted		5,264,000
Aggregate Fair Value, Forfeited	(1,510,000)
Aggregate Fair Value, Ending Balance	$ 2,890,000	$ 5,264,000	$ 0
Number of Units, Exercisable	28,703	21,459
Weighted Average Exercise Price, Exercisable	$ 261.48	$ 261.48
Aggregate Fair Value, Exercised	$ (864)
Aggregate Fair Value, Exercisable	$ 1,549	$ 1,158